Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy of the valuation techniques
	Fair Value Measured as of September 30, 2021
	Level 1	Level 2	Level 3
Assets
Investments held in Trust Account – mutual fund	$382,614,309	$—	$—
Liabilities:
Derivative warrant liabilities – Public warrants	$12,855,180	$—	$—
Derivative warrant liabilities – Private warrants	$—	$—	$11,370,120

Schedule of fair value of the derivative warrant liabilities
Derivative warrant liabilities at March 25, 2021 (inception)	$—
Issuance of Public and Private Warrants	19,042,300
Change in fair value of derivative warrant liabilities	(314,250)
Derivative warrant liabilities at March 31, 2021	18,728,050
Issuance of Public and Private Warrants – over-allotment	1,651,460
Transfer of Public Warrants to Level 1 Measurement	(10,607,720)
Change in fair value of derivative warrant liabilities	7,486,420
Derivative warrant liabilities at June 30, 2021	$17,258,210
Change in fair value of derivative warrant liabilities	(5,888,090)
Derivative warrant liabilities at September 30, 2021	$11,370,120

Schedule of fair value measurements inputs as their measurement
	At initial issuance	As of September 30, 2021
Exercise price	$11.50	$11.50
Stock Price	$9.72	$9.91
Option term (in years)	6.67	5.25
Volatility	20%	23.5%
Risk-free interest rate	1.21%	1.14%